Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
We are providing the following information to comply with Item 402(v) of Regulation S-K:
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the Company’s CEO and the average CAP for non-CEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
Year (a)					Value of initial fixed $100 investment based on:
	Summary Compensation Table Total for CEO(1) ($) (b)	Compensation Actually Paid to CEO(2) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($) (e)	Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) $ (h)	Company- Selected Measure: Annual Earnings Per Share(7) ($) (i)
2023	9,009,431	2,812,991	4,486,943	2,292,462	105.1	111.6	1,152	4.38
2022	7,357,331	8,431,586	3,855,710	4,629,404	125.2	120.1	1,074	4.14
2021	9,807,836	13,567,261	3,278,949	4,395,710	122.1	118.3	990	3.84
2020	10,058,353	15,068,893	4,119,985	5,163,486	104.3	100.5	871	3.50

(1)
Mr. Lyons served as the Company’s President and Chief Executive Officer during 2022 and 2023 and additionally served as Chairman effective as of November 2, 2023. Mr. Baxter served as the Company’s Executive Chairman in 2022 through his retirement on November 2, 2023, and as Chairman, President and Chief Executive Officer in 2020 and 2021.

(2)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT:

	2023	2022	2021	2020
SCT Total for CEO	9,009,431	7,357,331	9,807,836	10,058,353
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(5,121,903)	(4,271,210)	(5,572,210)	(5,546,556)
Change in Pension Value (as included in column (g) of the SCT)	(763,434)	—	(514,419)	(1,330,006)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	3,132,580	4,564,904	6,503,849	7,053,682
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(471,298)	(86,593)	(930,958)	267,784
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(3,196,298)	638,260	4,023,820	4,366,953
Service Cost for all Defined Benefit Pension Plans	223,913	228,894	249,343	198,683
Compensation Actually Paid to CEO(9)	2,812,991	8,431,586	13,567,261	15,068,893

(3)
The Non-CEO NEOs for the applicable periods are: Mr. Lyons (2020-2021), Mr. Moehn (2020-2023), Mr. Baxter (2022), Ms. Nwamu (2022-2023), Mr. Birk (2022-2023), Mr. Richard J. Mark, the former Chairman and President of Ameren Illinois (2020-2021), Mr. Fadi M. Diya, Senior Vice President and Chief Nuclear Officer of Ameren Missouri (2020-2021), and Mr. Singh (2023).

(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-CEO NEOs	4,486,943	3,855,710	3,278,949	4,119,985
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,785,403)	(2,060,415)	(1,691,969)	(2,353,962)
Change in Pension Value (as included in column (g) of the SCT)	(304,745)	—	(207,943)	(552,469)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,042,220	2,187,358	1,974,854	2,806,801
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(154,054)	(107,389)	(273,115)	65,188
Change in Fair Value of Unvested Awards Granted in Prior Years that remain Unvested and Outstanding at Year-End(8)	(1,087,883)	583,120	1,183,960	971,028
Service Cost for all Defined Benefit Pension Plans	95,384	171,020	130,974	106,915
Average Compensation Actually Paid to Non-CEO NEOs(9)	2,292,462	4,629,404	4,395,710	5,163,486

(5)
Represents the Cumulative TSR for the S&P 500 Utilities Index.

(6)
Value reported is net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(7)
Value reported is the Company’s GAAP diluted EPS for the respective year.

(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023 – 2028	12/31/2023	3.85%	26.2%	24.49% – 30.56%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
2022 – 2024	12/31/2022	4.41%	20.09%	19.18% – 23.89%
	12/31/2023	4.79%	22.1%	18.01% – 23.96%
2021 – 2023	12/31/2021	0.73%	33.2%	29.71% – 41.14%
	12/31/2022	4.73%	21.99%	21.77% – 27.08%
2020 – 2022	12/31/2020	0.13%	32.2%	28.98% – 40.10%
	12/31/2021	0.39%	18.0%	16.19% – 22.46%
2019 – 2021	12/31/2019	1.58%	16.5%	15.06% – 30.22%
	12/31/2020	0.10%	43.3%	38.61% – 54.73%
2018 – 2020	12/31/2019	1.59%	14.3%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Annual Earnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Lyons served as the Company’s President and Chief Executive Officer during 2022 and 2023 and additionally served as Chairman effective as of November 2, 2023. Mr. Baxter served as the Company’s Executive Chairman in 2022 through his retirement on November 2, 2023, and as Chairman, President and Chief Executive Officer in 2020 and 2021.

Peer Group Issuers, Footnote	(5) Represents the Cumulative TSR for the S&P 500 Utilities Index.
PEO Total Compensation Amount	$ 9,009,431	$ 7,357,331	$ 9,807,836	$ 10,058,353
PEO Actually Paid Compensation Amount	$ 2,812,991	8,431,586	13,567,261	15,068,893
Adjustment To PEO Compensation, Footnote
(2)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT:

	2023	2022	2021	2020
SCT Total for CEO	9,009,431	7,357,331	9,807,836	10,058,353
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(5,121,903)	(4,271,210)	(5,572,210)	(5,546,556)
Change in Pension Value (as included in column (g) of the SCT)	(763,434)	—	(514,419)	(1,330,006)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	3,132,580	4,564,904	6,503,849	7,053,682
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(471,298)	(86,593)	(930,958)	267,784
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(3,196,298)	638,260	4,023,820	4,366,953
Service Cost for all Defined Benefit Pension Plans	223,913	228,894	249,343	198,683
Compensation Actually Paid to CEO(9)	2,812,991	8,431,586	13,567,261	15,068,893

Non-PEO NEO Average Total Compensation Amount	$ 4,486,943	3,855,710	3,278,949	4,119,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,292,462	4,629,404	4,395,710	5,163,486
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-CEO NEOs	4,486,943	3,855,710	3,278,949	4,119,985
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,785,403)	(2,060,415)	(1,691,969)	(2,353,962)
Change in Pension Value (as included in column (g) of the SCT)	(304,745)	—	(207,943)	(552,469)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,042,220	2,187,358	1,974,854	2,806,801
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(154,054)	(107,389)	(273,115)	65,188
Change in Fair Value of Unvested Awards Granted in Prior Years that remain Unvested and Outstanding at Year-End(8)	(1,087,883)	583,120	1,183,960	971,028
Service Cost for all Defined Benefit Pension Plans	95,384	171,020	130,974	106,915
Average Compensation Actually Paid to Non-CEO NEOs(9)	2,292,462	4,629,404	4,395,710	5,163,486

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that the Company uses to link pay to performance is the Company’s annual EPS, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the Company’s LTIP. As shown in the chart below, the Company’s EPS increased by 9.7% between 2020 and 2021, while the CEO and Average NEO CAP decreased by 10% and 14.9%, respectively, for the same period. In 2022, while the Average NEO CAP increased by 5.3% and the CEO CAP decreased by 37.9%, driven primarily by the appointment of a new CEO effective January 1, 2022, the Company’s EPS increased by 7.8%. In 2023, while the CEO CAP and the Average NEO CAP decreased by 66.6% and 50.5% respectively, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, the Company’s EPS increased by 5.8%.
During the four-year period (2020 – 2023), the Company’s Cumulative TSR was 5.1 percent and the Company’s net income increased by 32.3%. Over the same period, the S&P 500 Utilities Index provided a cumulative TSR of 11.6 percent. The value of an initial fixed $100 investment based on the Company’s cumulative TSR was 3.8, 3.8, and 5.1 percentage points above the S&P 500 Utilities Index TSR in 2020, 2021, and 2022, respectively, and 6.5 percentage points below for 2023, driven primarily by the impact of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures the Company used to align compensation actually paid to the CEO and NEOs for 2023 to Company performance. While these performance measures are the most important measures, additional financial and other measures were also considered to align the CEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Annual EPS
Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric
These measures generally reflect those used internally to measure Company performance and externally to report to investors, and taken together they provide a holistic measure of Company growth, shareholder value and overall financial performance, as well as progress toward transitioning to clean energy through the addition of renewable generation, energy storage and the retirement of coal-fired energy centers.

Total Shareholder Return Amount	$ 105.1	125.2	122.1	104.3
Peer Group Total Shareholder Return Amount	111.6	120.1	118.3	100.5
Net Income (Loss)	$ 1,152,000,000	$ 1,074,000,000	$ 990,000,000	$ 871,000,000
Company Selected Measure Amount | $ / shares	4.38	4.14	3.84	3.5
PEO Name	Mr. Lyons
Measure:: 1
Pay vs Performance Disclosure
Name	Annual EPS
Non-GAAP Measure Description	(7) Value reported is the Company’s GAAP diluted EPS for the respective year.
Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Clean Energy Transition metric
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023 2028 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	24.49%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	30.56%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023 2025 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	19.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	24.79%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2022-2024 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.79%	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.10%	20.09%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	18.01%	19.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	23.96%	23.89%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2021-2023 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.73%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		21.99%	33.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum		21.77%	29.71%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum		27.08%	41.14%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2020-2022 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.39%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			18.00%	32.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum			16.19%	28.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum			22.46%	40.10%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2019-2021 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.10%	1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				43.30%	16.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum				38.61%	15.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum				54.73%	30.22%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2018-2020 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					14.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum					12.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum					146.95%
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,121,903)	$ (4,271,210)	$ (5,572,210)	$ (5,546,556)
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(763,434)		(514,419)	(1,330,006)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,132,580	4,564,904	6,503,849	7,053,682
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(471,298)	(86,593)	(930,958)	267,784
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,196,298)	638,260	4,023,820	4,366,953
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,913	228,894	249,343	198,683
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,785,403)	(2,060,415)	(1,691,969)	(2,353,962)
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,745)		(207,943)	(552,469)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,220	2,187,358	1,974,854	2,806,801
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,054)	(107,389)	(273,115)	65,188
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,087,883)	583,120	1,183,960	971,028
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,384	$ 171,020	$ 130,974	$ 106,915